SHORT-TERM BORROWINGS (Details) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended
	Aug. 19, 2025	Jul. 28, 2025	Jun. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2022	Dec. 31, 2024
SHORT-TERM BORROWINGS
Borrowings from banks				$ 633,252			$ 601,165
Borrowings from related parties				390,406			199,570
Other short-term financing arrangements				26			1,784
Shortterm borrowings				$ 1,023,684			$ 802,519
Loan term			5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember	us-gaap:SecuredOvernightFinancingRateSofrMember		us-gaap:PrimeRateMember		us-gaap:PrimeRateMember
Aggregated financing amounts repaid				$ 1,747
Repayments of short-term borrowings				$ 601,425	$ 151,118
Interest rate on short-term borrowings				4.08%			4.32%
Total Line of Credit				$ 1,195,779			$ 916,748
Unused portion				209,060			241,918
Related party
SHORT-TERM BORROWINGS
Shortterm borrowings				390,406			199,570
Nonrelated Party
SHORT-TERM BORROWINGS
Shortterm borrowings				633,278			602,949
Restricted cash | Short-term debt
SHORT-TERM BORROWINGS
Short-term borrowings with restricted cash				$ 380,236			$ 368,382
Short-term loans | Nonrelated Party
SHORT-TERM BORROWINGS
Loan term				1 year
Principal amount of debt				$ 467,102
Repayments of short-term borrowings				$ 438,039
Short-term loans | Minimum | Nonrelated Party
SHORT-TERM BORROWINGS
Variable interest rate				0.25%
Short-term loans | Maximum | Nonrelated Party
SHORT-TERM BORROWINGS
Variable interest rate				0.65%